Schedule of investments
Optimum Small-Mid Cap Value Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.05%
Communication Services — 6.62%
AMC Networks Class A †	30,800	$ 896,896
Audacy †	206,300	194,376
Cars.com †	56,200	529,966
Gray Television	65,200	1,101,228
John Wiley & Sons Class A	177,331	8,469,328
Lumen Technologies	150,400	1,640,864
Nexstar Media Group Class A	116,568	18,986,596
Paramount Global Class B	37,200	918,096
Ziff Davis †	151,695	11,305,828
		44,043,178
Consumer Discretionary — 10.18%
Aaron's	45,700	664,935
American Axle & Manufacturing Holdings †	114,200	859,926
Bluegreen Vacations Holding	22,500	561,600
BorgWarner	41,200	1,374,844
Brunswick	21,300	1,392,594
Capri Holdings †	15,000	615,150
Dick's Sporting Goods	47,100	3,549,927
Foot Locker	48,800	1,232,200
Goodyear Tire & Rubber †	70,000	749,700
H&R Block	40,400	1,426,928
Harley-Davidson	43,800	1,386,708
Haverty Furniture	43,900	1,017,602
Helen of Troy †	28,141	4,570,380
Kohl's	47,900	1,709,551
Lear	11,700	1,472,913
Leslie's †	300,465	4,561,059
Lithia Motors	41,041	11,278,477
Macy's	48,400	886,688
Malibu Boats Class A †	19,500	1,027,845
MDC Holdings	54,648	1,765,677
Modine Manufacturing †	76,800	808,704
Mohawk Industries †	13,600	1,687,624
Nordstrom	28,400	600,092
ODP †	29,100	879,984
Penske Automotive Group	28,619	2,996,123
PulteGroup	53,000	2,100,390
Qurate Retail Series A	97,500	279,825
Sally Beauty Holdings †	65,000	774,800
Shoe Carnival	400	8,644
Sleep Number †	14,600	451,870
Smith & Wesson Brands	67,800	890,214
Sonic Automotive Class A	53,300	1,952,379
Tenneco Class A †	26,400	453,024
Toll Brothers	49,500	2,207,700
Travel + Leisure	12,500	485,250
Victoria's Secret & Co. †	170,095	4,757,557
Whirlpool	21,600	3,345,192
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Winnebago Industries	19,400	$ 942,064
		67,726,140
Consumer Staples — 4.64%
Bunge	27,600	2,503,044
Energizer Holdings	32,000	907,200
Ingles Markets Class A	28,500	2,472,375
Ingredion	30,700	2,706,512
J M Smucker	7,300	934,473
Molson Coors Beverage Class B	82,900	4,518,879
Nu Skin Enterprises Class A	16,800	727,440
Pilgrim's Pride †	4,100	128,043
Spectrum Brands Holdings	130,471	10,701,231
Sprouts Farmers Market †	92,100	2,331,972
Universal	25,300	1,530,650
Weis Markets	18,500	1,378,990
		30,840,809
Energy — 6.12%
APA	51,700	1,804,330
Arch Resources	10,300	1,473,827
CNX Resources †	99,550	1,638,593
DT Midstream	155,605	7,627,757
HF Sinclair	87,000	3,928,920
Magnolia Oil & Gas Class A	375,496	7,881,661
Marathon Oil	185,700	4,174,536
National Energy Services Reunited †	118,000	800,040
PDC Energy	42,600	2,624,586
SFL	97,100	921,479
Viper Energy Partners	262,989	7,016,547
World Fuel Services	39,900	816,354
		40,708,630
Financials — 18.62%
Affiliated Managers Group	9,500	1,107,700
Ally Financial	91,200	3,056,112
American Financial Group	16,900	2,345,889
Annaly Capital Management	209,800	1,239,918
Apollo Commercial Real Estate Finance	77,600	810,144
Ares Capital	85,300	1,529,429
Associated Banc-Corp	121,500	2,218,590
Assured Guaranty	25,900	1,444,961
B Riley Financial	15,900	671,775
Banco Latinoamericano de Comercio Exterior Class E	59,900	794,873
BGC Partners Class A	1,417,079	4,775,556
Cathay General Bancorp	47,800	1,871,370
Citizens Financial Group	63,200	2,255,608
CNA Financial	85,600	3,843,440
NQ-OPTSV [6/22] 8/22 (2351830)    1

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
CNO Financial Group	144,200	$ 2,608,578
Columbia Banking System	241,066	6,906,541
Customers Bancorp †	58,809	1,993,625
Essent Group	26,800	1,042,520
Everest Re Group	6,300	1,765,764
Federal Agricultural Mortgage Class C	10,050	981,382
Fidelity National Financial	51,500	1,903,440
First American Financial	38,200	2,021,544
First BanCorp	89,200	1,151,572
First Busey	74,400	1,700,040
First Horizon	81,600	1,783,776
First Merchants	157,013	5,592,803
FS KKR Capital	57,750	1,121,505
Hancock Whitney	31,300	1,387,529
Hanmi Financial	56,800	1,274,592
Heritage Insurance Holdings	27,300	72,072
HomeStreet	39,900	1,383,333
Hope Bancorp	122,400	1,694,016
Jefferies Financial Group	61,300	1,693,106
Lazard Class A	37,700	1,221,857
Lincoln National	33,300	1,557,441
MGIC Investment	107,200	1,350,720
New Mountain Finance	95,300	1,135,023
New Residential Investment	131,300	1,223,716
Oaktree Specialty Lending	4,294	28,126
OFG Bancorp	69,200	1,757,680
OneMain Holdings	34,600	1,293,348
Pacific Premier Bancorp	154,759	4,525,153
PacWest Bancorp	444,854	11,859,808
Preferred Bank	14,900	1,013,498
Radian Group	69,500	1,365,675
Redwood Trust	119,100	918,261
Regions Financial	179,100	3,358,125
Reinsurance Group of America	17,800	2,087,762
Starwood Property Trust	478,600	9,997,954
Synovus Financial	55,900	2,015,195
Umpqua Holdings	104,200	1,747,434
Universal Insurance Holdings	41,300	538,139
Unum Group	75,700	2,575,314
Victory Capital Holdings Class A	39,300	947,130
Voya Financial	25,200	1,500,156
Zions Bancorp	74,400	3,786,960
		123,847,578
Healthcare — 6.23%
Amphastar Pharmaceuticals †	25,253	878,552
Catalyst Pharmaceuticals †	186,900	1,310,169
DaVita †	22,800	1,823,088
Enovis †	120,808	6,644,433
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Exelixis †	84,300	$ 1,755,126
Innoviva †	86,900	1,282,644
Ironwood Pharmaceuticals †	167,200	1,927,816
Jazz Pharmaceuticals †	24,720	3,856,567
Lannett †	44,200	25,645
Quest Diagnostics	11,600	1,542,568
Select Medical Holdings	134,200	3,169,804
Syneos Health †	157,674	11,302,072
United Therapeutics †	15,370	3,621,787
Universal Health Services Class B	22,600	2,276,046
		41,416,317
Industrials — 13.32%
ABM Industries	22,900	994,318
ACCO Brands	146,000	953,380
Acuity Brands	13,900	2,141,156
AGCO	32,800	3,237,360
Alaska Air Group †	28,900	1,157,445
Allison Transmission Holdings	55,500	2,133,975
Apogee Enterprises	36,200	1,419,764
ArcBest	27,300	1,921,101
Atkore †	42,100	3,494,721
Atlas Air Worldwide Holdings †	24,100	1,487,211
BWX Technologies	165,274	9,104,945
CoreCivic †	56,200	624,382
Covenant Logistics Group	59,100	1,482,819
Crane Holdings	20,600	1,803,736
Deluxe	29,800	645,766
Ennis	45,800	926,534
Esab	112,398	4,917,407
GXO Logistics †	136,282	5,896,922
Hawaiian Holdings †	45,300	648,243
Hillenbrand	31,174	1,276,887
Huntington Ingalls Industries	6,200	1,350,484
IAA †	98,409	3,224,863
JetBlue Airways †	84,600	708,102
Kaman	106,232	3,319,750
KAR Auction Services †	538,363	7,951,621
ManpowerGroup	26,300	2,009,583
MDU Resources Group	48,700	1,314,413
Moog Class A	24,000	1,905,360
Oshkosh	14,800	1,215,672
Owens Corning	35,500	2,638,005
Primoris Services	66,384	1,444,516
Quanex Building Products	54,980	1,250,795
REV Group	85,200	926,124
Ryder System	16,800	1,193,808
SkyWest †	39,400	837,250
Snap-on	9,300	1,832,379
Textron	16,800	1,025,976

2    NQ-OPTSV [6/22] 8/22 (2351830)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Timken	37,000	$ 1,962,850
Triton International	43,700	2,300,805
XPO Logistics †	81,624	3,931,012
		88,611,440
Information Technology — 10.72%
ACI Worldwide †	343,964	8,905,228
Amdocs	31,400	2,615,934
Amkor Technology	102,600	1,739,070
Arrow Electronics †	24,580	2,755,172
Avaya Holdings †	47,400	106,176
BM Technologies †	9,050	53,305
Cirrus Logic †	10,400	754,416
CSG Systems International	18,200	1,086,176
Diodes †	10,500	677,985
Ebix	33,273	562,314
Euronet Worldwide †	53,314	5,362,855
Jabil	74,000	3,789,540
Kimball Electronics †	74,200	1,491,420
Methode Electronics	37,800	1,400,112
NCR †	37,200	1,157,292
NetApp	32,700	2,133,348
NETGEAR †	12,082	223,759
Sanmina †	59,300	2,415,289
Seagate Technology Holdings	17,100	1,221,624
Silicon Motion Technology ADR	158,435	13,261,009
TD SYNNEX	20,400	1,858,440
Teledyne Technologies †	10,855	4,071,819
TTM Technologies †	84,100	1,051,250
Ultra Clean Holdings †	38,400	1,143,168
Verint Systems †	204,322	8,653,037
Vishay Precision Group †	35,910	1,046,058
Western Union	51,400	846,558
Xerox Holdings	61,300	910,305
		71,292,659
Materials — 11.10%
Arconic †	9,000	252,450
Ashland Global Holdings	102,400	10,552,320
Axalta Coating Systems †	364,473	8,058,498
Berry Global Group †	48,200	2,633,648
Cabot	27,500	1,754,225
Celanese	14,200	1,670,062
Chemours	49,500	1,584,990
Eastman Chemical	19,400	1,741,538
FMC	60,342	6,457,198
Greif Class A	34,400	2,145,872
Huntsman	70,700	2,004,345
Koppers Holdings	48,050	1,087,852
Mativ	32,700	821,424
Mosaic	82,800	3,910,644
	Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
O-I Glass †	59,800	$ 837,200
Reliance Steel & Aluminum	21,500	3,651,990
Resolute Forest Products †	80,700	1,029,732
Silgan Holdings	403,184	16,671,658
Steel Dynamics	41,800	2,765,070
Trinseo	22,200	853,812
Tronox Holdings Class A	38,500	646,800
Valvoline	28,700	827,421
Westrock	48,000	1,912,320
		73,871,069
Real Estate — 8.89%
American Assets Trust	37,200	1,104,840
Apple Hospitality	68,979	1,011,922
Armada Hoffler Properties	100,700	1,292,988
Brixmor Property Group	80,400	1,624,884
CareTrust REIT	57,900	1,067,676
City Office REIT	137,000	1,774,150
CTO Realty Growth	15,500	947,360
Franklin Street Properties	93,612	390,362
Gaming and Leisure Properties	319,851	14,668,367
Howard Hughes †	57,277	3,897,700
Industrial Logistics Properties Trust	63,789	898,149
Iron Mountain	47,800	2,327,382
Kite Realty Group Trust	63,600	1,099,644
Medical Properties Trust	621,685	9,493,130
National Health Investors	37,200	2,254,692
Newmark Group Class A	465,221	4,498,687
Office Properties Income Trust	45,688	911,476
Omega Healthcare Investors	53,300	1,502,527
Piedmont Office Realty Trust Class A	78,300	1,027,296
Plymouth Industrial REIT	57,000	999,780
Retail Value	5,741	7,119
RPT Realty	104,000	1,022,320
Sabra Health Care REIT	112,200	1,567,434
Service Properties Trust	104,300	545,489
Summit Hotel Properties †	63,000	458,010
Tanger Factory Outlet Centers	122,610	1,743,514
Uniti Group	107,160	1,009,447
		59,146,345
Utilities — 1.61%
National Fuel Gas	44,100	2,912,805
NRG Energy	70,400	2,687,168
UGI	45,200	1,745,172

NQ-OPTSV [6/22] 8/22 (2351830)    3

Schedule of investments
Optimum Small-Mid Cap Value Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
Vistra	148,900	$ 3,402,365
		10,747,510
Total Common Stocks (cost $627,610,769)		652,251,675

Limited Partnerships — 0.53%
Rattler Midstream	257,852	3,519,680
Total Limited Partnerships (cost $1,729,730)		3,519,680

Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	2,295,369	2,295,369
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	2,295,368	2,295,368
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	2,295,368	2,295,368
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	2,295,368	$ 2,295,368
Total Short-Term Investments (cost $9,181,473)		9,181,473

Total Value of Securities—99.96% (cost $638,521,972)		664,952,828
Receivables and Other Assets Net of Liabilities—0.04%		275,585
Net Assets Applicable to 48,948,589 Shares Outstanding—100.00%		$665,228,413
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
REIT – Real Estate Investment Trust

4    NQ-OPTSV [6/22] 8/22 (2351830)